Shareholders’ (Deficiency) Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of consolidated financial statements
	December 31, 2021		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of no-par value *)	72,423,360	40,528,913	362,116,800	69,105,000

*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022.

Schedule of the status of options and changes
	Year ended December 31, 2022
Employees	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	5,325,572	$4.97	$17,854	7.42
Granted	2,017,144	$8.57
Exercised	(24,100)	$1.12
Transfer between employee and service provider	(505,265)	$3.91
Forfeited and cancelled	(187,832)	$8.02

Outstanding at end of year	6,625,519	$6.08	$1,743	7.39

Exercisable options	3,931,292	$4.33	$1,740	6.35

		Year ended December 31, 2022
Service providers	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	721,197	$4.34	$2,695	6.61
Granted	385,813	$5.53
Exercised	-	-
Transfer between employee and service provider	505,265	$3.91
Forfeited and cancelled	-	-

Outstanding at end of year	1,612,275	$4.49	$845	6.60

Exercisable options	1,116,997	$3.58	$845	5.32

Schedule of summary of the status of RSUs under the plan
Number of RSU

Outstanding at beginning of year	1,031,250
Granted	154,891
Vested	(232,360)
Forfeited and cancelled	(28,914)

Outstanding at end of year	924,867

Schedule of total equity-based compensation expense
	Year ended December 31,
	2020	2021	2022

Research and development	$372	$654	$4,289
Marketing expenses	20	7	210
General and administrative	204	151	2,249

Total share-based compensation expense	$596	$812	$6,748